Right-of-use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 44,275	$ 69,423
Calyxt [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	13,263
Right of use assets adjusted to net deferred losses	1,800
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	15,000	18,000	$ 22,000
UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 29,000	$ 51,000	$ 52,000